Consolidated Statements of Cash Flows - Image P2P Trading Group Limited [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ (348,940)	$ (385,603)	$ (1,197,482)	$ (349,234)
Amortization of intangible assets	31,486	5,524	10,853	11,571
Depreciation of fixed assets	432,878	127,324	537,909	35,851
Write-down of fixed assets	14,910
Increase/Decrease in accounts and other receivables	(1,572,087)	(257,523)	(37,796)	47,895
Increase in inventories	(24,352)	(11,008)	(467,840)
Increase/Decrease in advances and prepayments to suppliers	(42,507)	(71,005)	323,576	1,284,903
Increase/Decrease in accounts and other payables	333,900	(894,099)	600,229	126,732
Net cash (used in)/provided by operating activities	(1,174,708)	(1,486,390)	(230,551)	1,157,718
Cash flows from investing activities
Purchase of plant and equipment		(735,792)	(2,119,205)	(5,060,217)
Prepayments for building construction and equipment	(23,974)	(141,235)		(5,579,917)
Loan proceeds receivable from related parties	(762,259)
Increase/(decrease) in security deposits	9,892	87,738	86,189	(119,870)
Net cash used in investing activities	(776,341)	(789,289)	(2,033,016)	(10,760,004)
Cash flows from financing activities
Proceeds of owners’ injection of capital		15,301	15,031	5,012,428
Proceeds from bank borrowings	1,745,632	673,154	671,496	3,205,077
Repayment of bank borrowings	(727,347)
Borrowing and payments to related parties, net	935,264	1,265,937	1,243,624	1,741,945
Net cash provided by financing activities	1,953,549	1,954,392	1,930,151	9,959,450
Net increase/(decrease) of cash and cash equivalents	2,500	(321,287)	(333,416)	357,164
Effect of foreign currency translation on cash and cash equivalents	75	(2,468)	(8,235)	(14,005)
Cash and cash equivalents–beginning of period	1,667	343,318	343,318	159
Cash and cash equivalents–end of period	4,242	19,563	1,667	343,318
Supplementary cash flow information:
Interest received	40		56
Interest paid	126,111	69,899	148,961	40,937
Income taxes paid